SCHEDULE OF OTHER LEASE INFORMATION (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted-average remaining lease term - operating leases	6 months	1 year 6 months
Weighted-average discount rate - operating leases	2.75%	2.75%